COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments
Year ending December 31,	(RMB)
2017	40,023,724
2018	18,953,553
2019	8,628,680
2020	3,205,572
2021	1,838,927
Thereafter	1,887,014
74,537,470